Basis of presentation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Date Of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Cash	$ 2,000
Restricted Cash, Current	114	$ 114
Short-Term Investments	20,400
Profit loss	9,900
Retained earnings accumulated deficit	$ 178,051	$ 168,174